Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

At June 30, 2020 and December 31, 2019, prepaid expenses and other current assets consisted of the following:

	June 30, 2020	December 31, 2019
Prepaid Expenses	$13,102	$12,277
Other receivable	380,601	385,667
Other	-	6,378
Total repaid expenses and other current assets	$393,703	$404,322